CVC - ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2017
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Activity related to the Company's allowance for doubtful accounts is presented below:

	Balance at Beginning of Period	Provision for Bad Debt	Deductions/ Write-Offs and Other Charges	Balance at End of Period
Year Ended December 31, 2017
Allowance for doubtful accounts	$11,677	$74,183	$(72,440)	$13,420

Year Ended December 31, 2016
Allowance for doubtful accounts	$1,051	$53,249	$(42,623)	$11,677

Cablevision Systems Corporation And Subsidiaries
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Activity related to the allowance for doubtful accounts:

	Balance at Beginning of Period	Provision for Bad Debt	Deductions/ Write-Offs and Other Charges	Balance at End of Period

Period from January 1, 2016 through June 20, 2016
Allowance for doubtful accounts	$6,039	$13,240	$(12,378)	$6,901

Year Ended December 31, 2015
Allowance for doubtful accounts	$12,112	$35,802	$(41,875)	$6,039